Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Information
Schedule consolidated revenues and percentages of revenues for customers

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2022		2021		2022		2021
Eni Trading and Shipping S.p.A.	$11,057	17%	$10,915	16%	$21,992	17%	$21,748	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,463	18%	11,249	17%	22,805	18%	22,378	17%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,693	15%	9,282	14%	19,031	15%	18,075	14%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	3,460	5%	16,168	24%	12,286	10%	32,156	24%
Galp Sinopec Brasil Services B.V.	4,176	7%	8,881	13%	10,652	8%	17,665	13%